Vessels, net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2014	Sep. 24, 2014	Feb. 18, 2014
Repayments of Bank Debt	$ 27,089	$ 0	$ 0
Asset Impairment Charges		3,477
Other Operating Activities, Cash Flow Statement	11,179	10,014
Five Year Historical Average Rates [Member]
Asset Impairment Charges	17,982	19,685
Three or One Year Historical Average Rates [Member]
Asset Impairment Charges	27,077	30,340
NBG loan facility [Member]
Repayments of Bank Debt	3,300
M V Free Jupiter [Member]
Asset Impairment Charges		455
Proceeds from Sale of Productive Assets				12,250
M V Free Hero [Member]
Asset Impairment Charges		935
M V Free Impala [Member]
Asset Impairment Charges		2,087
Proceeds from Sale of Productive Assets					3,600
M V Free Knight [Member]
Asset Impairment Charges		23,978
Proceeds from Sale of Productive Assets						$ 3,600